Income Taxes (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 29, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Taxes (Details) [Line Items]
Loss before income taxes	$ (1,074,151)	$ (611,196)	$ (11,114,402)
Federal income tax net operating loss			1,689,976	$ 45,394
Federal research tax credits			0	62,513
Taxable percentage			$ 80
Valuation allowance percentage	26.80%		21.60%
Deferred tax assets capitalized research and development expense			$ 2,111,518
License and Service [Member]
Income Taxes (Details) [Line Items]
Amortized over period			5 years
Research and Development Expense [Member]
Income Taxes (Details) [Line Items]
Valuation allowance percentage			100.00%
Deferred tax assets capitalized research and development expense	$ 1,028,921		$ 10,295,566	$ 1,028,921